Wilson Bank Holding Company - Parent Company Financial Information - Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Cash paid to suppliers and other													$ (64,186)	$ (57,643)	$ (53,454)
Net cash provided by operating activities													40,773	42,667	26,803
Cash flows from investing activities:
Net cash used in investing activities													(232,563)	(89,494)	(237,836)
Cash flows from financing activities:
Dividends paid													(9,447)	(6,729)	(5,756)
Proceeds from sale of stock pursuant to dividend reinvestment													7,470	5,266	4,316
Proceeds from exercise of stock options													394	152	152
Net cash provided by financing activities													195,463	94,427	149,698
Net increase (decrease) in cash and cash equivalents													3,673	47,600	(61,335)
Cash and cash equivalents at beginning of year				$ 95,518				$ 47,918				$ 109,253	95,518	47,918	109,253
Cash and cash equivalents at end of year	$ 99,191				$ 95,518				$ 47,918				99,191	95,518	47,918
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	9,833	$ 7,972	$ 7,309	7,480	3,574	$ 6,469	$ 6,988	6,495	6,802	$ 6,918	$ 6,270	5,643	32,594	23,526	25,633
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													(1,526)	(42)	1,168
Share-based compensation expense													1,237	692	69
Total adjustments													8,179	19,141	1,170
Net cash provided by operating activities													40,773	42,667	26,803
Wilson Bank Holding Company
Cash flows from operating activities:
Cash paid to suppliers and other													(367)	(447)	(417)
Tax benefits received													181	169	198
Net cash provided by operating activities													(186)	(278)	(219)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													3,000	1,500	1,500
Net cash used in investing activities													3,000	1,500	1,500
Cash flows from financing activities:
Payments made to stock appreciation rights holders													(61)	0	0
Dividends paid													(9,447)	(6,729)	(5,756)
Proceeds from sale of stock pursuant to dividend reinvestment													7,470	5,266	4,316
Proceeds from exercise of stock options													394	152	152
Net cash provided by financing activities													(1,644)	(1,311)	(1,288)
Net increase (decrease) in cash and cash equivalents													1,170	(89)	(7)
Cash and cash equivalents at beginning of year				$ 1,589				$ 1,678				$ 1,685	1,589	1,678	1,685
Cash and cash equivalents at end of year	$ 2,759				$ 1,589				$ 1,678				2,759	1,589	1,678
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													32,594	23,526	25,633
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(33,731)	(24,306)	(25,985)
Decrease (increase) in refundable income taxes													5	(12)	29
Increase in deferred taxes													(291)	(178)	0
Share-based compensation expense													1,237	692	104
Total adjustments													(32,780)	(23,804)	(25,852)
Net cash provided by operating activities													$ (186)	$ (278)	$ (219)